Sales and Operating Revenue to External Customers by Product Category in CPS and PDS Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue from External Customer [Line Items]
Sales and operating revenue	¥ 6,493,212	¥ 7,181,273	¥ 7,213,998
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	756,625	906,439	926,579
Imaging Products & Solutions | Digital Imaging Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	489,526	628,358	645,354
Imaging Products & Solutions | Professional Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	256,871	268,687	272,410
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	10,228	9,394	8,815
Game
Revenue from External Customer [Line Items]
Operating revenue from external customers	679,899	744,601	840,793
Mobile Products & Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	622,415	631,514	599,353
Mobile Products & Communications | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	5,867	6,314	5,155
Mobile Products & Communications | Mobile Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	77,732
Mobile Products & Communications | Personal and Mobile Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	538,816	625,200	594,198
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,282,728	1,712,324	1,552,697
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	8,568	9,153	9,791
Home Entertainment & Sound | Televisions
Revenue from External Customer [Line Items]
Operating revenue from external customers	840,359	1,200,487	1,005,934
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Operating revenue from external customers	433,801	502,684	536,972
Devices
Revenue from External Customer [Line Items]
Operating revenue from external customers	677,208	771,350	779,240
Devices | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	4,209	2,864	3,428
Devices | Semiconductors
Revenue from External Customer [Line Items]
Operating revenue from external customers	375,891	358,396	299,715
Devices | Components
Revenue from External Customer [Line Items]
Operating revenue from external customers	297,108	410,090	476,097
Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	656,097	599,654	705,237
Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	430,751	457,771	511,097
Financial Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	868,971	798,495	838,300
All Other
Revenue from External Customer [Line Items]
Operating revenue from external customers	465,745	449,778	400,321
Corporate
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 52,773	¥ 109,347	¥ 60,381